Financial Risk Management - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Significant borrowings as of closing date		$ 822,152	$ 539,007
Fixed interest rate [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date		$ 768,002	$ 520,471	[1]
Percentage	[1]	93.00%	97.00%
Floating interest rate [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date		$ 54,150	$ 18,536
Percentage		7.00%	3.00%

[1]	Out of the $768 million fixed rate borrowings, $728 million are short-term.